Subsequent Events (Details)			1 Months Ended	3 Months Ended	6 Months Ended
	Jul. 31, 2025 USD ($) $ / shares shares	Feb. 28, 2025 USD ($) MW	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 29, 2025 USD ($) shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Apr. 15, 2025	Dec. 31, 2024 USD ($) shares	Apr. 30, 2024	Apr. 30, 2023 $ / shares
Subsequent Events [Line Items]
Percent of equity interests acquired									100.00%
Financing facility				$ 85,000,000
Number of shares repurchased, under stock repurchase program (in Shares) | shares					1,600,000
Number of awards granted					915,000	1,276,000
Exercise price (in Dollars per share) | $ / shares					$ 14.93	$ 6.53
Interest rate					12.00%
Principal amount					$ 360,159,000			$ 208,127,000
Net proceeds					$ 118,403,000	$ 155,692,000
Subsequent events [Member]
Subsequent Events [Line Items]
Shares issued (in Shares) | shares	2,036,383
Forecast [Member]
Subsequent Events [Line Items]
Interest rate			8.35%
Principal amount			$ 7,700,000
Conversion rate (in Dollars per share) | $ / shares			$ 127.9743
Bears interest rate			10.31%
Class A ordinary shares [Member]
Subsequent Events [Line Items]
Number of shares repurchased, under stock repurchase program (in Shares) | shares					1,672,200	606,756
Shares issued (in Shares) | shares					7,094,457			6,130,708
Conversion price (in Dollars per share) | $ / shares										$ 7.366
Number of awards granted					6,076,388	26,541,080
Net proceeds					$ 118,500,000	$ 5,600,000
Class A ordinary shares [Member] | Subsequent events [Member]
Subsequent Events [Line Items]
Number of shares repurchased, under stock repurchase program (in Shares) | shares	15,000,000
Conversion price (in Dollars per share) | $ / shares	$ 7.366
Class A ordinary shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares issued (in Shares) | shares			985,400
Newly issued (in Shares) | shares				6,248,565
Net proceeds				$ 91,600,000
Bottom of range [member] | Subsequent events [Member]
Subsequent Events [Line Items]
Financing facility	$ 200,000,000
Bottom of range [member] | Forecast [Member]
Subsequent Events [Line Items]
Withdrew amount			$ 17,000,000
Top of range [member] | Subsequent events [Member]
Subsequent Events [Line Items]
Financing facility	$ 400,000,000
Top of range [member] | Forecast [Member]
Subsequent Events [Line Items]
Withdrew amount			26,000,000
Matrixport group [Member]
Subsequent Events [Line Items]
Interest rate							9.00%
Matrixport group [Member] | Forecast [Member]
Subsequent Events [Line Items]
Financing facility			400,000,000
Matrixport group [Member] | August 2024 Convertible Notes [Member] | Forecast [Member]
Subsequent Events [Line Items]
Principal amount			$ 1,000
2023 Share Incentive Plan [Member] | Subsequent events [Member]
Subsequent Events [Line Items]
Number of awards granted	0.5
Number of shares for each award (in Shares) | shares	1
Vesting period	7 years
Share award expiration period	tenth
2023 Share Incentive Plan [Member] | Ordinary Shares [Member] | Subsequent events [Member]
Subsequent Events [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 11.3
Alberta Limited [Member]
Subsequent Events [Line Items]
Percent of equity interests acquired		100.00%
Capacity (in Megawatts) | MW		101
Total consideration		$ 21,700,000